Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Basic earnings per share
Net income	$ 5,785	$ 5,131
Dividends on preferred shares and distributions on other equity instruments	(142)	(132)
Net income attributable to non-controlling interests	(1)	(2)
Net income available to common shareholders	$ 5,643	$ 5,011
Weighted average number of common shares (in thousands)	1,398,580,000	1,413,937,000
Basic earnings per share (in dollars)	$ 4.03	$ 3.54
Diluted earnings per share
Net income available to common shareholders	$ 5,643	$ 5,011
Weighted average number of common shares (in thousands)	1,398,580,000	1,413,937,000
Stock options	3,304	2,565
Average number of diluted common shares (in thousands)	1,401,884,000	1,416,502,000
Diluted earnings per share (in dollars)	$ 4.03	$ 3.54
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 5,784	$ 5,129
Dividends on preferred shares and distributions on other equity instruments	$ (141)	$ (118)